NET TRADING LOSS	12 Months Ended
Dec. 31, 2014
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 28: NET TRADING GAIN/LOSS

In addition to the losses on derivative instruments (see Note 10), the losses on deposits and the losses on long-term debt at fair value (see Note 20 and Note 25, respectively), net trading gain/loss in 2012, 2013 and 2014 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 9 million, EUR 1 million and EUR 5 million respectively.